Shareholders' Equity (Compensation Expenses Before Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 139	$ 322	$ 440
Cost Of Revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	82	190	259
R&D And Marketing Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	20	45	62
General And Administrative Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 37	$ 87	$ 119